Equity - Schedule of the Entity's Quotaholders (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024 R$ / shares shares
Compass Group [Member]
Disclosure of reserves within equity [line items]
Number of shares issued | shares	11,783,384
Class A Common Stock [Member]
Disclosure of reserves within equity [line items]
Preferred stock conversion into common stock conversion ratio	73.5402
Conversion preferred shares | R$ / shares	R$ 13.6